SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 5: SHAREHOLDERS’ EQUITY

a.	Warrants and Warrants units

The following table summarizes the warrants and warrants units outstanding as of June 30, 2024:

Type	Issuance Date	Number of warrants	Exercise price	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$67.20 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	148,106	$67.20 (*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$100.00	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$88.00	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$88.00	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$46.00	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$50.60	March 8, 2026
December 2023 warrants (**)	December 28, 2023	935,792	$0.80	April 15, 2029
December 2023 warrants	December 28, 2023	32,753	$3.56	December 28, 2028
Warrants issued to investors (***)	April 15, 2024	5,000,000	$0.80	April 15, 2029
Warrants issued to underwriters (***)	April 15, 2024	350,000	$1.00	April 15, 2029
TOTAL		10,268,762

(*) Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.00 (Note 5d).
(**) On April 15, 2024, the Company amended the terms of certain existing warrants to purchase up to an aggregate of 935,792 ordinary shares that were previously issued in December 2023 (the “December 2023 Warrants”). Pursuant to the terms of the amendment, the exercise price of the December 2023 Warrants was reduced from $2.85 per share to $0.80 per share, and the expiration date was amended from December 28, 2028 to April 15, 2029, due to the change of the exercise price of the 935,792 warrants, the fair value of the warrants was increased by 177 which the company recorded and offset in the same amount, in the additional paid in capital, the company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%.
(***) In April 15, 2024 the company issued to investors 5,000,000 warrants with an exercise price of $0.80 and additional 350,000 warrants with exercise price of $1.00 to the underwriters. (Note 5d)

On July 14, 2023, the Company sold to a certain institutional investor (“the investor”) 117,930 ordinary shares at a purchase price of $9.00 per share, and prefunded warrants to purchase up to 183,300 ordinary shares at a purchase price of $8.999, resulting in gross proceeds of approximately $2.7 million. In addition, the Company issued to the investor unregistered warrants to purchase up to 301,230 ordinary shares in a concurrent private placement.

On July 18, 2023, the Company sold to the investor 145,000 ordinary shares at a purchase price of $9.00 per share, and prefunded warrants to purchase up to 21,666 ordinary shares at a purchase price of $8.999, resulting in gross proceeds of approximately $1.5 million. In addition, the Company issued to the investor unregistered warrants to purchase up to 166,666 ordinary shares in a concurrent private placement.

On December 28, 2023, the Company entered into an inducement offer letter agreement, or the Inducement Letter, with the investor, of certain of the Company’s existing warrants to purchase up to (i) 301,230 ordinary shares issued on July 14, 2023 at an exercise price of $9.00 per ordinary share, or the July 14 Warrants, and (ii) 166,666 ordinary shares issued on July 18, 2023 at an exercise price of $9.00 per ordinary share, or the July 18 Warrants and together with the July 14, Warrants, the Existing Warrants.

Pursuant to the Inducement Letter, the investor agreed to exercise for cash its Existing Warrants to purchase an aggregate of 467,896 ordinary shares at a reduced exercise price of $2.85 per ordinary share, resulting in gross proceeds to the Company of approximately $1.3 million, and net proceeds of approximately $1 million. In addition, the Investor received 935,792 new warrants with an exercise price of $2.85.

As of December 31, 2023 the Company issued 170,000 shares out of the 467,896 shares that the investor paid for, leaving the investor with the right to receive an additional 297,896 shares. On March 12, 2024 the Company issued 121,896 ordinary shares and On April 9, 2024, the Company issued the remaining 176,000 ordinary shares. As of June 30, 2024 all the prefunded shares that were registered on December 31, 2023 were issued to the investor.

b.	Share-based compensation:

1. The 2008 Plan:

Share options outstanding and exercisable to employees and directors under the 2008 Share Option Plan (the “2008 Plan”) as of June 30, 2024 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31,2023	15,388	$2.40	0.25
Options granted	-	-	-
Options exercised	-	-	-
Options expired	(15,388)	2.40	0.25
Options outstanding as of June 30, 2024	-	$-	-

Options exercisable as of June 30, 2024	-	$-	-

The share options were expired without being exercised on April 2, 2024.

2. The 2019 Plan:

Share options outstanding and exercisable to employees and directors under the 2019 Share Option Plan (the “2019 Plan”) as of June 30, 2024, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31,2023	187,994	$11.94	8.69
Options granted	-	-	-
Options exercised	-	-	-
Options expired	(10,861)	5.70	-
Options outstanding as of June 30, 2024	177,133	$12.32	8.18

Options exercisable as of June 30, 2024	148,132	$13.59	8.07

c.	On April 15, 2024, the Company sold to certain institutional investors an aggregate of (i) 447,500 of its ordinary shares (the “April 2024 Shares”), (ii) 4,552,500 prefunded warrants to purchase 4,552,500 ordinary shares (the “Prefunded Warrants”), and (iii) 5,000,000 warrants to purchase 5,000,000 ordinary shares (the “Investor Warrants”), at a purchase price of $0.80 per April 2024 Share and accompanying Investor Warrant, and $0.7999 per Prefunded Warrant and accompanying Investor Warrant, and (iv) 350,000 warrants to purchase 350,000 ordinary shares at a purchase price of $1.00 were issued to the underwriter resulting in gross proceeds of approximately $4.0 million. The net proceeds from the transaction were $3.3 million. Up to June 30, 2024 the company issued to the investors 994,500 ordinary shares out of the prefunded warrants, leaving 3,558,000 as a prefunded warrants. The Prefunded Warrants and the Investor Warrants and were classified as equity.